UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net loss	¥ (50,547,783)	$ (7,449,822)	¥ (4,345,377)
Adjustments to reconcile net income to net cash used in operating activities:
Employee stock compensation	32,964,266	4,858,332
Unrealized foreign exchange gain	(450,694)	(66,424)	(678,405)
Changes in operating assets and liabilities:
Prepayment and other current assets	4,195,631	618,359	(2,400,416)
Other payables	(2,017,339)	(297,319)	(391,533)
Payroll payables	26,021	3,835	362,508
NET CASH USED IN OPERATING ACTIVITIES	(10,664,642)	(1,571,774)	(5,133,238)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(66,328,193)	(9,775,566)	(943,397)
NET CASH USED IN INVESTING ACTIVITIES	(66,496,390)	(9,800,355)	(526,888)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, net of issuance costs	112,456,186	16,573,991
Net repayment from related parties	(205,081)	(30,225)	4,392,047
Deferred costs related to initial public offering			(1,487,976)
NET CASH PROVIDED BY FINANCING ACTIVITIES	109,241,105	16,100,147	9,644,071
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	(16,376)	(2,414)	(38)
NET INCREASE IN CASH AND CASH EQUIVALENTS	32,063,697	4,725,604	3,983,907
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	19,773,580	2,914,265	3,918,146
TOTAL CASH AND CASH EQUIVALENTS, END OF PERIOD	51,837,277	7,639,869	7,902,053
Parent company | Reportable Legal Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net loss	(50,456,226)	(7,436,328)	(4,481,440)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in loss of subsidiaries	6,446,179	950,049	967,999
Employee stock compensation	32,964,266	4,858,332
Unrealized foreign exchange gain	(453,211)	(66,795)	(678,443)
Changes in operating assets and liabilities:
Prepayment and other current assets	(588,420)	(86,722)	170,185
Other payables	(1,855,822)	(273,515)	892,751
Payroll payables	(237,125)	(34,948)	220,721
NET CASH USED IN OPERATING ACTIVITIES	(14,180,359)	(2,089,927)	(2,908,227)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(62,838,947)	(9,261,315)
NET CASH USED IN INVESTING ACTIVITIES	(62,838,947)	(9,261,315)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net repayment from related parties	(33,919,558)	(4,999,124)	4,393,049
Deferred costs related to initial public offering			(1,487,976)
NET CASH PROVIDED BY FINANCING ACTIVITIES	78,536,628	11,574,867	2,905,073
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	(13,859)	(2,042)
NET INCREASE IN CASH AND CASH EQUIVALENTS	1,503,463	221,583	(3,154)
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,490	220	4,437
TOTAL CASH AND CASH EQUIVALENTS, END OF PERIOD	1,504,953	221,803	¥ 1,283
Parent company | Reportable Legal Entities | IPO
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, net of issuance costs	¥ 112,456,186	$ 16,573,991